200 Clarendon Street 27th Floor Boston, MA 02116-5021 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com
LEAH SCHUBERT leah.schubert@dechert.com +617 728 7139 Direct +617 426 6567 Fax

June 11, 2012

Via Electronic Transmission

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:          Russell Investment Company
File Nos. 002-71299 and 811-03153

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies on behalf of Russell Investment Company (the “Trust”) that the forms of Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 176 to the Trust’s Registration Statement on Form N-1A (“PEA 176”) that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 176.  I hereby further certify that PEA 176 was filed electronically with the Commission on June 7, 2012 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing.  Please call me at (617) 728-7139 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Leah Schubert
Leah Schubert

cc:           John V. O’Hanlon, Esq.
Mary Beth Rhoden, Esq.

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